Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Large-Cap Growth Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Focused Large-Cap Growth Portfolio
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
Class A | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.66%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.33%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.89%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.77%
Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.45%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
Class Z
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.95%

[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.